As filed with the Securities and Exchange Commission on March 3, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22897

CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: March 20, 2014 – December 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS.

Context Alternative Strategies Fund Context Macro Opportunities Fund
  Series of Context Capital Funds

Annual Report
December 31, 2014

CONTEXT ALTERNATIVE STRATEGIES FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) DECEMBER 31, 2014

Dear Shareholder,
The Context Alternative Strategies Fund (the “Fund), CALTX, delivered a -1.92% return for the fourth quarter of 2014 ending 12/31/14.  Since inception on 3/20/14, the Fund returned -0.35% through the period ending 12/31/14.

The market environment during the fourth quarter was characterized by a notable increase in realized equity market volatility, a significant decline in energy related commodity prices, and a continued challenging environment for credit related markets.  Despite flirting with negative returns at least twice during the quarter, U.S. large cap equity market returns ended the period positively, with the S&P 500 Index finishing +4.93% for the full 3 month period.  This was especially noteworthy relative to significantly negative returns in energy related equity sectors, and also the negative performance in non-U.S. equity markets, as represented by the -4.13% return of the MSCI European Economic and Monetary Union Index and the -4.38% return in the MSCI Emerging Markets Index, both in U.S. dollar terms. The very dramatic move lower in the price of oil in a very short period of time (down 40-50% since June and half of that move since Thanksgiving) caught many investors flat footed and struggling to react to its eventual impact.

Given this divergent market environment, the Fund’s performance during the quarter was driven by a disproportionate exposure to many of these market challenges amidst the full range of its alternative strategies.  First, our exposure to energy related MLP’s through Highland Capital Management sub adviser delivered significant negative performance during the quarter.  Second, our volatility related strategy managed by Del Mar Asset Management did not deliver a degree of protection, during this period of increased realized market volatility.  Instead, the strategy also suffered significant negative performance during the quarter, as the volatility related market returns were not sustained, but instead were “choppy” in nature, and detrimental to a momentum based approach of the strategy.  Finally, our corporate credit risk exposure managed by Armory also experienced notable negative performance during the quarter, as credit suffered from energy contagion.  These negative returns were partially offset by modest positive returns in the equity strategies of Kellner Management (merger arbitrage), Phineus Partners (long/short equity), and Weatherbie Capital (market neutral), as well as the continued steady performance of ESM Management (structured credit).

With respect to sub adviser rebalancing during the quarter, in general, our allocation changes accelerated trends that began during the previous quarter.  We reduced our allocation to the Del Mar (Volatility) strategy in mid-October, following a strong spike in VIX futures and strong short term performance in that strategy.   We also continued to reduce the Highland Capital Management (MLP) allocation, given the dramatic impact on energy related equity risk, in mid-November, and again in mid-December.   Both of these changes reflected more our view about how these strategies were affecting the Fund’s risk profile and less about their prospective return potential.  That said, both moves likely saved us from suffering even more negative performance.  In terms of increased allocations, we raised the amount allocated to the 3 other equity related strategies, including additional allocations in mid-October and mid-December to Kellner (merger arb), Phineus (long/short equity), and Weatherbie (market neutral).  Finally, we added to the ESM strategy slightly in mid-October.  Despite helping protect the Fund from additional negative performance, these changes were not enough to offset the overall negative outcomes from our energy, volatility, and credit related strategies.

From a risk perspective, using daily returns through 12/31/14, the Fund had a realized annualized return volatility of 3.54%, a return correlation to the S&P 500 of 0.48, and a realized equity beta of 0.15.  As we’ve noted before, the correlation below 0.5 is in contrast to the vast majority of alternative mutual funds and remains a key part of our explicit goals for the Fund.  In addition, we remain confident in the relatively low amount of overlapping risks across the sub advisers and the overall risk profile of the Fund and its goal to deliver returns that are less connected to traditional market risks.  At the same time, we are focused on making the appropriate adjustments, both in manager allocations, and through new sub adviser exposure, to get the Fund returns back on track.

Sincerely,

Jason Myers                                                                                                                       Andrew Dudley
Portfolio Manager                                                                                                                      Portfolio Manager
Context Asset Management                                                                                                                            Context Asset Management

1

CONTEXT ALTERNATIVE STRATEGIES FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) DECEMBER 31, 2014

IMPORTANT INFORMATION:

The views in this report contained herein were those of Context Capital Advisers, LLC as of December 31, 2014, and may not reflect the Adviser’s views on the date this report is first published or anytime thereafter. This report may contain discussions about certain investments both held and not held in the portfolio as of the report date. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment or tax advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. Other risks are detailed in the prospectus and include, but are not limited to, the following: non-diversified risk, foreign and emerging market risk, small and medium cap investment risk, short selling risk, technology investment risk, and exchange-traded funds (ETFs) investment risk. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. The Fund may use derivatives (including futures, options and swap agreements) to enhance returns or hedge against market declines. Utilizing private placements involves significant risks along with the opportunity for substantial losses and lack of liquidity. Newly organized Funds have minimal trading history, and there can be no assurance that active trading markets will be developed or maintained.

Diversification does not assure a profit or protect against a loss in a declining market. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held stocks. The MSCI EMU (European Economic and Monetary Union) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of countries within EMU. The MSCI EMU Index consists of 10 developed market country indexes. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. One cannot invest directly in an index.

2

CONTEXT ALTERNATIVE STRATEGIES FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) DECEMBER 31, 2014

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Context Alternative Strategies Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index ("S&P 500"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the indices include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed while the indices are unmanaged and are not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 612-2257. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for the Fund is 3.38%. Excluding the effect of expenses attributable to dividends and interest on short sales and acquired fund fees and expenses, the Fund’s total annual operating expense ratios would be 2.61% for the Fund. However, the Fund's adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.95% (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses, and extraordinary expenses), which is in effect until April 30, 2015. The Fund may repay the adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees and the reimbursement does not cause the Fund's net annual operating expenses to exceed the expense cap in place at the time the fees were waived.The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2014

Shares	Security Description	Value

Long Positions - 65.7%
Equity Securities - 40.0%
Common Stock - 40.0%
Communications - 3.6%
1,037	Covisint Corp. (a)	$2,748
1,000	DIRECTV (a)	86,700
1,820	LinkedIn Corp., Class A (a)	418,072
36,400	Sirius XM Holdings, Inc. (a)	127,400
4,500	Time Warner Cable, Inc.	684,270
7,980	Twitter, Inc. (a)	286,243
		1,605,433
Consumer Discretionary - 8.1%
42,764	Black Diamond, Inc. (a)	374,185
3,693	Deckers Outdoor Corp. (a)	336,211
4,000	Family Dollar Stores, Inc.	316,840
22,630	Ford Motor Co.	350,765
23,500	Francesca's Holdings Corp. (a)	392,450
7,305	General Motors Co.	255,018
8,595	Homeinns Hotel Group, ADR (a)	258,022
8,900	International Game Technology	153,525
16,709	LKQ Corp. (a)	469,857
600	PetSmart, Inc.	48,777
2,009	Remy International, Inc.	42,028
5,800	TRW Automotive Holdings Corp. (a)	596,530
		3,594,208
Consumer Staples - 8.2%
2,600	Allergan, Inc.	552,734
2,352	Alliance HealthCare Services, Inc. (a)	49,368
900	AstraZeneca PLC, ADR	63,342
6,700	Auxilium Pharmaceuticals, Inc. (a)	230,379
6,700	CareFusion Corp. (a)	397,578
25,662	Cenveo, Inc. (a)	53,890
10,900	Covidien PLC	1,114,852
4,100	Cubist Pharmaceuticals, Inc. (a)(b)	412,665
10,623	ExamWorks Group, Inc. (a)	441,811
2,300	Lorillard, Inc.	144,762
5,806	Vantiv, Inc., Class A (a)	196,940
		3,658,321
Energy - 1.5%
2,000	Dresser-Rand Group, Inc. (a)	163,600
4,500	Exxon Mobil Corp.	416,025
9,800	Talisman Energy, Inc.	76,734
		656,359
Financials - 9.0%
5,113	BofI Holding, Inc. (a)	397,842
6,053	Evercore Partners, Inc., Class A	316,996
20,700	Glimcher Realty Trust REIT	284,418
13,117	Greenlight Capital Re, Ltd., Class A (a)	428,270
62,400	Hudson City Bancorp, Inc.	631,488
15,415	KKR & Co. LP	357,782
4,852	Signature Bank (a)	611,158
18,700	Susquehanna Bancshares, Inc.	251,141
2,670	Texas Capital Bancshares, Inc. (a)	145,061
349	Ventas, Inc. REIT	25,023
3,079	Virtus Investment Partners, Inc.	524,939
		3,974,118
Industrials - 1.7%
3,191	The Middleby Corp. (a)	316,228
2,160	TransDigm Group, Inc. (a)	424,116
		740,344
Information Technology - 4.8%
5,583	Envestnet, Inc. (a)	274,349
2,552	IHS, Inc., Class A (a)	290,622
1,400	International Rectifier Corp. (a)	55,860
16,400	Riverbed Technology, Inc. (a)	334,724

Shares	Security Description	Value
Information Technology (continued)

5,715	Salesforce.com, Inc. (a)	$338,957
2,200	Spansion, Inc. (a)	75,284
2,013	The Ultimate Software Group, Inc. (a)	295,538
3,400	TriQuint Semiconductor, Inc. (a)	93,670
4,440	VMware, Inc., Class A (a)	366,389
		2,125,393
Materials - 3.1%
12,000	Rockwood Holdings, Inc.	945,600
3,000	Sigma-Aldrich Corp.	411,810
		1,357,410
Total Common Stock (Cost $17,119,746)	17,711,586

Total Equity Securities (Cost $17,119,746)	17,711,586

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 20.6%
Asset Backed Obligations - 10.0%

$109,923	Alternative Loan Trust, Series 2006-OA10 3A1 (c)	0.36%	08/25/46	$85,459
147,755	Alternative Loan Trust, Series 2006-OA10 4A1 (c)	0.36	08/25/46	111,953
218,477	Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates, Series 2002-2 M3 (c)	2.81	08/25/32	217,516
221,258	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 22A1 (c)	2.94	07/25/36	220,048
199,307	Bear Stearns Asset Backed Securities Trust, Series 2006-SD4 1A1 (c)	2.93	10/25/36	193,635
230,856	Bear Stearns Mortgage Funding Trust, Series 2006-AR5 2A1 (c)	0.36	01/25/37	191,184
640,066	Citigroup Mortgage Loan Trust, Series 2006-WF1 A2F (d)	5.47	03/25/36	454,067
475,000	Fremont Home Loan Trust, Series 2005-E 2A4 (c)	0.50	01/25/36	385,823
139,492	GMACM Mortgage Loan Trust, Series 2005-AR4 1A (c)	3.22	07/19/35	125,915
354,953	HarborView Mortgage Loan Trust, Series 2005-16 3A1A (c)	0.41	01/19/36	246,893
369,232	Lehman XS Trust, Series 2006-4N A2A (c)	0.39	04/25/46	273,726
260,427	Long Beach Mortgage Loan Trust, Series 2005-WL1 3M1 (c)	0.89	06/25/45	235,704

See Notes to Financial Statements	4

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF INVESTMENTS DECEMBER 31, 2014

Principal	Security Description	Rate	Maturity	Value

$116,305	MASTR Adjustable Rate Mortgages Trust, Series 2004-8 1A1 (c)	1.67%	09/25/34	$107,790
123,650	MASTR Adjustable Rate Mortgages Trust, Series 2007-3 22A5 (c)	0.51	05/25/47	69,107
665,972	Park Place Securities, Inc., Series 2005-WHQ2 M3 (c)	0.65	05/25/35	535,560
425,275	Provident Home Equity Loan Trust, Series 2000-2 A2 (c)	0.71	08/25/31	290,056
332,008	RALI Trust, Series 2005-QO1 A2 (c)	1.61	08/25/35	282,117
153,388	Salomon Brothers Mortgage Securities VII, Inc., Series 2002-WMC1 M1 (c)	1.52	01/25/32	144,529
278,797	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1 2A1 (c)	2.61	02/25/35	273,988
Total Asset Backed Obligations (Cost $4,310,867)	4,445,070

Corporate Non-Convertible Bonds – 8.8%
Business Services - 0.8%

500,000	Production Resource Group, Inc.	8.88	05/01/19	370,000
Consumer Staples - 2.8%
500,000	Armored Autogroup, Inc.	9.25	11/01/18	500,000
300,000	Cambium Learning Group, Inc.	9.75	02/15/17	297,000
500,000	Cenveo Corp.	11.50	05/15/17	457,500
				1,254,500
Energy - 1.5%
500,000	Sidewinder Drilling, Inc. (e)	9.75	11/15/19	283,750
500,000	Xinergy Corp. (e)(f)	9.25	05/15/19	357,500
				641,250
Financials - 0.8%
500,000	CNG Holdings, Inc. (e)	9.38	05/15/20	335,000
Industrials – 0.7%
300,000	ADS Tactical, Inc. (e)	11.00	04/01/18	292,500
Information Technology - 0.8%
350,000	Interface Security Systems Holdings, Inc. / Interface Security Systems, LLC	9.25	01/15/18	355,250

Principal	Security Description	Rate	Maturity	Value

Materials - 1.4%
$100,000	Ryerson, Inc. / Joseph T Ryerson & Son, Inc.	9.00%	10/15/17	$103,000
500,000	Thompson Creek Metals Co., Inc.	12.50	05/01/19	498,750
				601,750

Total Corporate Non-Convertible Bonds (Cost $4,326,742)	3,850,250

Syndicated Loans - 1.8%
500,000	Advance Pierre Foods	9.50	10/10/17	496,250
300,000	Language Line	10.50	12/20/16	297,500

Total Syndicated Loans (Cost $790,205)	793,750

Total Fixed Income Securities (Cost $9,427,814)	9,089,070

Limited Liability Units – 2.6%
1,200,000	Slate Rock, LLC (g) (Cost $1,200,000)	0.00	07/21/16	1,189,440

Shares	Security Description	Value

Investment Companies - 1.8%
23,300	SPDR S&P Homebuilders ETF (b) (Cost $695,340)	794,996

Contracts	Security Description	Strike Price	Exp. Date	Value

Purchased Options - 0.7%
Call Options Purchased - 0.6%
43	Cubist Pharmaceuticals, Inc.	$95.00	02/15	28,380
400	iShares MSCI Emerging Markets Index Fund	38.00	02/15	80,800
263	SPDR Series Trust	29.00	06/15	7,232
490	Vanguard FTSE Europe ETF	53.00	01/15	27,930
605	Vanguard FTSE Europe ETF	53.00	06/15	117,975
Total Call Options Purchased (Premiums Paid $265,333)	262,317

Put Options Purchased - 0.1%
180	CurrencyShares Euro Trust	120.00	01/15	25,020
350	iShares iBoxx $ High Yield Corporate Bond Future	86.00	01/15	5,600
200	SPDR S&P 500 ETF Trust	192.00	01/15	10,200
Total Put Options Purchased (Premiums Paid $96,621)	40,820

Total Purchased Options (Premiums Paid $361,954)	303,137

Total Long Positions - 65.7% (Cost $28,804,854)*	$29,088,229

Total Short Positions - (25.9)% (Proceeds $(11,131,202))*	(11,486,625)

Total Written Options - (0.0)% (Premiums Received $(24,745))*	(5,514)

Other Assets & Liabilities, Net – 60.2%	26,667,181
Net Assets – 100.0%	$44,263,271

See Notes to Financial Statements	5

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF SECURITIES SOLD SHORT DECEMBER 31, 2014

Shares	Security Description	Value

Short Positions - (25.9)%
Common Stock - (19.0)%
Communications - (5.1)%
(1,700)	AT&T, Inc.	$(57,103)
(16,453)	Blue Nile, Inc.	(592,473)
(10,480)	Cisco Systems, Inc.	(291,501)
(12,938)	Comcast Corp., Class A	(750,533)
(5,695)	RF Micro Devices, Inc.	(94,480)
(13,160)	Twitter, Inc.	(472,049)
(2,258,139)

Consumer Discretionary - (0.7)%
(6,223)	Burlington Stores, Inc.	(294,099)

Consumer Staples - (4.5)%
(391)	AbbVie, Inc.	(25,587)
(958)	Actavis PLC	(246,599)
(1,635)	Endo International PLC	(117,916)
(77,617)	MannKind Corp.	(404,773)
(422)	Reynolds American, Inc.	(27,122)
(83,576)	Senomyx, Inc.	(502,292)
(4,638)	Valeant Pharmaceuticals International, Inc.	(663,744)
		(1,988,033)

Financials - (3.0)%
(2,300)	American Realty Capital Healthcare Trust, Inc. REIT	(27,370)
(4,730)	BB&T Corp.	(183,950)
(30,865)	Calamos Asset Management, Inc., Class A	(411,122)
(5,243)	M&T Bank Corp.	(658,625)
(4,118)	Washington Prime Group, Inc. REIT	(70,912)
(1,351,979)

Health Care - (2.0)%
(521)	Becton Dickinson and Co.	(72,502)
(10,419)	Medtronic, Inc.	(752,252)
(1,661)	Pfizer, Inc.	(51,740)
		(876,494)

Industrials - (1.1)%
(24,005)	Briggs & Stratton Corp.	(490,182)

Information Technology - (1.8)%
(5,405)	Cypress Semiconductor Corp.	(77,184)
(6,013)	Guidewire Software, Inc.	(304,438)
(3,200)	Hewlett-Packard Co.	(128,416)
(6,953)	NetApp, Inc.	(288,202)
(798,240)

Materials - (0.8)%
(5,763)	Albemarle Corp.	(346,259)

Total Common Stock (Proceeds $(8,078,933))	(8,403,695)

Investment Companies - (6.9)%
(10,480)	SPDR S&P 500 ETF Trust	(2,153,640)
(19,680)	Utilities Select Sector SPDR Fund	(929,290)

Total Investment Companies (Proceeds $(3,052,269))	(3,082,930)

Total Short Positions - (25.9)% (Proceeds $(11,131,202))	$(11,486,625)

See Notes to Financial Statements	6

CONTEXT ALTERNATIVE STRATEGIES FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2014

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.0)%

Put Options Written - (0.0)%
(43)	Cubist Pharmaceuticals, Inc.	$65.00	05/15	$(43)
(180)	CurrencyShares Euro Trust	117.00	01/15	(4,680)
(266)	SPDR S&P Homebuilders ETF	31.00	01/15	(266)
(105)	Yelp, Inc.	52.00	01/15	(525)

Total Put Options Written (Premiums Received $(24,745))	(5,514)

Total Written Options - (0.0)% (Premiums Received $(24,745))	$(5,514)

See Notes to Financial Statements	7

CONTEXT ALTERNATIVE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2014

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Subject to put option written by the Fund.
(c)	Variable rate security. Rate presented is as of December 31, 2014.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2014.
(e)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,268,750 or 2.9% of net assets.
(f)	Security is currently in default with respect to scheduled interest or principal payment.
(g)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $1,189,440 or 2.7% of net assets.

AFA
At December 31, 2014, the Fund held the following futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

9	CBOE VIX Future	01/21/15	$162,293	$(68)
10	CBOE VIX Future	02/18/15	182,328	(78)

$344,621	$(146)
AFA

* Cost for federal income tax purposes is $18,106,589 and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,250,271
Gross Unrealized Depreciation	(1,760,770)
Net Unrealized Depreciation	$(510,499)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of December 31, 2014.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Communications	$1,605,433	$-	$-	$1,605,433
Consumer Discretionary	3,594,208	-	-	3,594,208
Consumer Staples	3,658,321	-	-	3,658,321
Energy	656,359	-	-	656,359
Financials	3,974,118	-	-	3,974,118
Industrials	740,344	-	-	740,344
Information Technology	2,125,393	-	-	2,125,393
Materials	1,357,410	-	-	1,357,410
Asset Backed Obligations	-	4,445,070	-	4,445,070
Corporate Non-Convertible Bonds	-	3,850,250	-	3,850,250
Syndicated Loans	-	793,750	-	793,750
Limited Liability Units	-	-	1,189,440	1,189,440
Investment Companies	794,996	-	-	794,996
Purchased Options	177,930	125,207	-	303,137
Total Investments At Value	$18,684,512	$9,214,277	$1,189,440	$29,088,229

Total Assets	$18,684,512	$9,214,277	$1,189,440	$29,088,229

See Notes to Financial Statements	8

CONTEXT ALTERNATIVE STRATEGIES FUND NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL AND PUT OPTIONS WRITTEN DECEMBER 31, 2014

Level 1	Level 2	Level 3	Total

Liabilities

Securities Sold Short

Common Stock	$(8,403,695)	$-	$-	$(8,403,695)
Investment Companies	(3,082,930)	-	-	(3,082,930)
Total Securities Sold Short	$(11,486,625)	$-	$-	$(11,486,625)
Other Financial Instruments**

Written Options	$(5,205)	$(309)	$-	$(5,514)

Futures	(146)	-	-	(146)
Total Other Financial Instruments**	$(5,351)	$(309)	$-	$(5,660)
Total Liabilities	$(11,491,976)	$(309)	$-	$(11,492,285)

** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and Schedule of Securities sold Short, such as futures, which are valued at the unrealized appreciation (depreciation) of the instrument.  Written options are reported at their market value at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended December 31, 2014.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Limited Liability Units

Balance as of 03/20/14	$-
Purchases	1,200,000
Change in Unrealized Appreciation/(Depreciation)	(10,560)
Balance as of 12/31/14	$1,189,440
Net change in unrealized appreciation/(depreciation) from investments held as of 12/31/14 ***	$(10,560)

*** The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) of investments in the accompanying Statement of Operations.
	(% of Total Net Assets)
	Long	Short	Gross	Net
Asset Backed Obligations	10.0%	0.0%	10.0%	10.0%
Corporate Non-Convertible Bonds	8.8%	0.0%	8.8%	8.8%
Equity Securities	40.0%	-19.0%	59.0%	21.0%
Investment Companies	1.8%	-7.0%	8.8%	-5.2%
Limited Liability Units	2.6%	0.0%	2.6%	2.6%
Options	0.7%	0.0%	0.7%	0.7%
Syndicated Loans	1.8%	0.0%	1.8%	1.8%
Notional Exchange Traded Futures	0.8%	0.0%	0.8%	0.8%
Total	66.5%	-26.0%	92.5%	40.5%

See Notes to Financial Statements	9

CONTEXT ALTERNATIVE STRATEGIES FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2014

	ASSETS
	Total investments, at value (Cost $28,804,854)	$29,088,229
	Deposits with brokers	12,304,872
	Cash and cash equivalents	14,346,198
	Receivables:
	Fund shares sold	38,450
	Investment securities sold	1,039,534
	Dividends and interest	112,445
Adviser	From investment adviser	12,264
	Prepaid expenses	3,776
	Deferred offering costs	14,112
	Total Assets	56,959,880

	LIABILITIES
	Securities sold short, at value (Proceeds $11,131,202)	11,486,625
	Put options written, at value (Premiums received $24,745)	5,514
	Payables:
	Investment securities purchased	1,053,703
	Dividends on securities sold short	15,108
	Variation margin	32,352
	Other	5,622
	Accrued Liabilities:
	Fund services fees	21,827
	Other expenses	75,858
	Total Liabilities	12,696,609

	NET ASSETS	$44,263,271

	COMPONENTS OF NET ASSETS
	Paid-in capital	$44,839,443
	Accumulated net realized loss	(523,209)
	Net unrealized depreciation	(52,963)
	NET ASSETS	$44,263,271
	SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	4,481,352
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.88

See Notes to Financial Statements	10

CONTEXT ALTERNATIVE STRATEGIES FUND STATEMENT OF OPERATIONS PERIOD ENDED DECEMBER 31, 2014*

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $31)	$253,059
Interest income	473,351
Total Investment Income	726,410
Adviser
EXPENSES
Investment adviser fees	670,300
Fund services fees	205,762
Custodian fees	80,120
Registration fees	10,145
Professional fees	162,346
Trustees' fees and expenses	35,617
Offering costs	70,558
Dividend and interest expense on securities sold short	114,683	#
Interest expense	7,556	1
Miscellaneous expenses	63,922
Total Expenses	1,421,009
Fees waived and expenses reimbursed	(628,470)
Net Expenses	792,539

NET INVESTMENT LOSS	(66,129)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(394,111)
Foreign currency transactions	2,930
Futures	(385,603)
Securities sold short	382,387
Written options	316,120
Net realized loss	(78,277)
Net change in unrealized appreciation (depreciation) on:
Investments	283,375
Futures	(146)
Securities sold short	(355,423)
Written options	19,231
Net change in unrealized appreciation (depreciation)	(52,963)
NET REALIZED AND UNREALIZED LOSS	(131,240)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(197,369)

*	Commencement of operations was March 20, 2014.

See Notes to Financial Statements	11

CONTEXT ALTERNATIVE STRATEGIES FUND STATEMENT OF CHANGES IN NET ASSETS

December 31, 2015	#	42004 #	#
		March 20, 2014* through December 31, 2014
OPERATIONS
Net investment loss		$(66,129)
Net realized loss		(78,277)
Net change in unrealized appreciation (depreciation)		(52,963)
Decrease in Net Assets Resulting from Operations		(197,369)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain		(378,803)

CAPITAL SHARE TRANSACTIONS
Sale of shares		46,204,325
Reinvestment of distributions		378,803
Redemption of shares		(1,843,685)
Increase in Net Assets from Capital Share Transactions		44,739,443
Increase in Net Assets		44,163,271

NET ASSETS
Beginning of Period		100,000
End of Period		$44,263,271

SHARE TRANSACTIONS
Sale of shares		4,612,803
Reinvestment of distributions		38,379
Redemption of shares		(179,830)
Increase in Shares		4,471,352

* Commencement of operations.

See Notes to Financial Statements	12

CONTEXT ALTERNATIVE STRATEGIES FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.
	March 20, 2014 (a) through December 31, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized loss	(0.01)
Total from Investment Operations	(0.03)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net realized gain	(0.09)
NET ASSET VALUE, End of Period	$9.88
TOTAL RETURN	(0.35	)%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$44,263
Ratios to Average Net Assets:
Net investment loss	(0.19	)%(d)
Net expenses	2.31	%(d)
Dividend and interest expenses	0.36	%(d)
Net expenses without dividend and interest expenses	1.95	%(d)
Gross expenses (e)	4.13	%(d)
PORTFOLIO TURNOVER RATE	138	%(c)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during the period.
(c)		Not annualized.
(d)		Annualized.
(e)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements	13

CONTEXT MACRO OPPORTUNITIES FUND STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2014

ASSETS
Cash	$100,000
Deferred offering costs	193,756
Total Assets	293,756

LIABILITIES
Offering costs payable	193,756
Total Liabilities	193,756

NET ASSETS	$100,000

COMPONENTS OF NET ASSETS
Paid-in capital	$100,000
NET ASSETS	$100,000
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)	10,000
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*	$10.00
* Shares redeemed or exchanged within 90 days of purchase are charged a 2.00% redemption fee.

See Notes to Financial Statements	14

CONTEXT MACRO OPPORTUNITIES FUND STATEMENT OF CHANGES IN NET ASSETS

December 31, 2015	December 23, 2014* through December 31, 2014

CAPITAL SHARE TRANSACTIONS
Sale of shares	$100,000
Increase in Net Assets	100,000

NET ASSETS
Beginning of Period	-
End of Period	$100,000

SHARE TRANSACTIONS
Sale of shares	10,000

* Commencement of operations.

See Notes to Financial Statements	15

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

Note 1. Organization

The Context Alternative Strategies Fund and Context Macro Opportunities Fund (individually, a “Fund” and, collectively the “Funds’) are non-diversified series of Context Capital Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on October 9, 2013, and are registered as open-end, management investment companies under the Investment Company Act of 1940 (the “Act”), as amended.  Under its Trust instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value.  Context Alternative Strategies Fund commenced operations on March 20, 2014. Context Alternative Strategies Fund seeks capital appreciation with an emphasis on absolute returns and low correlation to the broader U.S. equity and bond markets.  Context Macro Opportunities Fund commenced operations on December 23, 2014.  The Context Macro Opportunities Fund currently offers three classes of shares: Investor Shares, Advisory Shares and Institutional Shares. As of December 31, 2014, Investor Shares and Advisory Shares had not commenced operations.  Context Macro Opportunities Fund seeks total return with low correlation to broad financial markets.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted trade or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale, at the mean of the last bid and ask prices provided by independent pricing services. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of open-end mutual funds are valued at net asset value (“NAV”). Futures contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or in the absence of a sale at the mean of the last bid and asked prices. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Each Fund values its investments and other financial instruments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with an adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Each Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit

16

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of December 31, 2014, for the Context Alternative Strategies Fund’s investments is included in the Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after each Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes. Each Fund estimates components of distributions from real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of December 31, 2014, for Context Alternative Strategies Fund, are disclosed in the Notes to Schedule of Investments, Securities Sold Short and Call and Put Options Written.

Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which a fund sells a security that it does not own. To complete the transaction, the fund must borrow the security in order to deliver it to the buyer. The fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the fund sold the security. The fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a profit if the price of the security declines between those dates.

Until the fund replaces the borrowed security, the fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on each Fund’s Statement of Operations. In addition, the cost to borrow securities sold short as short stock rebate is included in dividends and interest paid on securities sold short.

Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased.  If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

17

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

The values of each individual purchased option outstanding as of December 31, 2014, are disclosed in the Context Alternative Strategies Fund’s Schedule of Investments.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of December 31, 2014 are disclosed in the Context Alternative Strategies Fund’s Schedule of Call and Put Options Written. Transactions in written options during the period ended December 31, 2014, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, March 20, 2014	-	$-	-	$-
Options written	(6,454)	(584,971)	(8,595)	(740,430)
Options terminated in closing transactions	3,217	243,419	4,738	500,406
Options exercised	1,488	242,427	1,636	121,090
Options expired	1,749	99,125	1,627	94,189
Options Outstanding, December 31, 2014	-	$-	(594)	$(24,745)

Cash Equivalents – Cash equivalents included short-term highly liquid investments, such as money market funds, that are readily convertible to known amounts of cash and have original maturities of three months or less.

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.

When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.  Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has

18

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the current year.  Each Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, each Fund did not incur any interest or penalties.  Generally tax authorities can examine tax returns filed since inception.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Offering Costs – Offering costs for the Context Alternative Strategies Fund and Context Macro Opportunities Fund of $84,670 and $193,756, respectively, consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Context Alternative Strategies Fund and Context Macro Opportunities Fund.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Advisers – Context Capital Advisers, LLC (“Context Capital”) is the investment adviser to the Context Alternative Strategies Fund. Pursuant to an investment advisory agreement, Context Capital receives an advisory fee from the Context Alternative Strategies Fund at an annual rate of 1.95% of the Context Alternative Strategies Fund’s average daily net assets.

Context Advisers II, L.P. (“Context Advisers II”) is the investment adviser to the Context Macro Opportunities Fund. Pursuant to an investment advisory agreement, Context Advisers II receives an advisory fee from the Context Macro Opportunities Fund at an annual rate of 1.74% of the Context Macro Opportunities Fund’s average daily net assets.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the advisers or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Fund, which includes the general oversight and review of the Fund’s investment activities. Independent Trustees constitute a majority of the Board members. The Trust pays each Independent Trustee (the “Trustee”) an annual retainer fee of $10,000 for service to the Trust. The Trustees may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursements and Fees Waived

Context Capital has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and

19

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

expenses, proxy expenses and extraordinary expenses) to 1.95% of the Fund’s average daily net assets, through April 30, 2015, for the Context Alternative Strategies Fund. For the period ended December 31, 2014, Context Capital waived fees of $628,470.

Context Advisers II has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses of Investor Shares, Advisory Shares and Institutional Shares to 2.14%, 1.99% and 1.89% , respectively, of the share class’ average daily net assets, through April 30, 2016, for the Context Macro Opportunities Fund. For the period ended December 31, 2014, Context Advisers II has not waived any fees.

Each Fund may repay the advisers for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fees waived or expense reimbursement, is approved by the Board and the resulting expenses do not exceed 1.95% for the Context Alternative Strategies Fund and 1.89% for Institutional Shares of the Context Macro Opportunities Fund. As of December 31, 2014, the amount of waived fees and reimbursed expenses subject to recapture by Context Capital and Context Advisers II are as follows:

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
Context Alternative Strategies Fund
December 31, 2014	$628,470	December 31, 2017	$-
Context Macro Opportunities Fund
December 31, 2014	$-	December 31, 2017	$-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2014, were as follows:

	Purchases	Sales
Context Alternative Strategies Fund	$66,746,983	$37,809,428

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Context Alternative Strategies Fund transacts derivative contracts in order to achieve the exposure desired by Context Capital. The notional value of activity for the period ended December 31, 2014 for any derivative type during the period is as follows:

Futures	$7,848,785
Purchased Options	1,712,648
Written Options	(1,325,401)

The Context Alternative Strategies Fund’s use of derivatives during the period ended December 31, 2014, was limited to options and futures contracts.

Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of December 31, 2014:

Location:	Equity Contracts
Asset derivatives:
Total investments, at value	$303,137
Total asset derivatives	$303,137

Liability derivatives:
Payable – variation margin	(32,352)
Put options written, at value	(5,514)
Total liability derivatives	$(37,866)

20

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

Realized and unrealized gains and losses on derivatives contracts during the period ended December 31, 2014, by the Context Alternative Strategies Fund are recorded in the following locations on the Statements of Operations:

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$(385,603)
Investments	(443,561)
Written options	316,120
Total net realized loss	$(513,044)

Net change in unrealized appreciation (depreciation) on:
Futures	(146)
Investments	(58,817)
Written options	19,231
Total net change in unrealized appreciation	$(39,732)

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at December 31, 2014. These amounts may be collateralized by cash or financial instruments.

	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount

Assets:
Over-the-counter derivatives*	$303,137	$(303,137)	$-	$-
Liabilities:
Over-the-counter derivatives*	(37,866)	5,514	32,352	-

*   Over-the-counter derivatives may consist of options contracts and futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Notes to Schedule of Investments.

** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.

Note 7. Federal Income Tax

Distributions paid during the fiscal year ended for Context Alternative Strategies Fund were characterized for tax purposes as follows:

2014
Ordinary Income	$378,803

As of December 31, 2014, distributable earnings (accumulated loss) on a tax basis for Context Alternative Strategies Fund were as follows:

Capital and Other Losses	$(65,673)
Unrealized Depreciation	(510,499)
Total	$(576,172)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures, real estate investment trusts, partnerships, constructive sales and straddles.

For tax purposes, the current year post October capital loss was $65,673 (realized during the period November 1, 2014 through December 31, 2014) for Context Alternative Strategies Fund. This loss will be recognized for tax purposes on the first business day of the Context Alternative Strategies Fund’s next fiscal year, January 1, 2015.

21

CONTEXT CAPITAL FUNDS NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2014

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended December 31, 2014. The following reclassification was the result of book to tax differences resulting from real estate investment trusts, partnerships, passive foreign investment holdings, short dividend reclassifications, principal write downs, currency gain/loss and net operating loss and has no impact on the net assets of the Context Alternative Strategies Fund.

Undistributed Net Investment Income (Loss)	$66,129
Accumulated Net Realized Gain (Loss)	(66,129)

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and each Fund has had no such events.

22

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
The Context Capital Funds:

We have audited the accompanying statements of assets and liabilities of Context Alternative Strategies Fund and Context Macro Opportunities Fund, collectively The Context Capital Funds (the “Funds”), including the schedule of investments for Context Alternative Strategies Fund as of December 31, 2014, and the related statements of operations, changes in net assets, and financial highlights for the period March 20, 2014 (commencement of operations) through December 31, 2014 for Context Alternative Strategies Fund and the related statement of changes in net assets for the period December 23, 2014 (commencement of operations) through December 31, 2014 for Context Macro Opportunities Fund. The financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Context Alternative Strategies Fund and Context Macro Opportunities Fund as of December 31, 2014, and the results of operations, changes in net assets and financial highlights for the Funds and periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey
February 26, 2015

CONTEXT CAPITAL FUNDS ADDITIONAL INFORMATION (Unaudited) DECEMBER 31, 2014

Investment Advisory Agreement Approval

The Context Capital Funds (the "Trust") investment advisory agreement with Context Advisers II (the “Advisory Agreement”) and the separate subadvisory agreement between Context Advisers II and First Principles Capital Management, LLC, (“First Principles” or the "Subadviser") (the “Subadvisory Agreement”), on behalf of the Context Macro Opportunities Fund (the “Fund”), must be approved for initial terms no greater than two years, and must be renewed at least annually thereafter by the vote of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”).

On August 11, 2014, the Board met in person joined by representatives of Context Advisers II, counsel to the Trust (“Trust Counsel”), counsel to the Independent Trustees (“Independent Trustee Counsel”) and others to give consideration to information bearing on the approval of the Advisory Agreement and the Subadvisory Agreement. A summary of the Board’s considerations in approving the Advisory Agreement and the Subadvisory Agreement follows.

In preparation for its August 11, 2014 meeting of the Board ("August Meeting"), the Trustees were presented with a wide range of information to assist in their deliberations. Those materials included information from Lipper Inc. (“Lipper”), a leading independent source of data about the mutual fund industry, which compare the Fund’s total contractual investment advisory fees and total expenses with an appropriate group of peer funds that were selected by Lipper. That information also included comparisons of the fees and expenses of the Fund with the peer group both before and after waivers. Those materials also included a copy of the proposed Advisory Agreement, the Subadvisory Agreement and other information regarding the fee arrangement, including the structure of the advisory fee and subadvisory fee, the method of computing the advisory fee and subadvisory fee, the contractual waiver in place with respect to the advisory fee, potential economies of scale resulting from increases in the size of the Fund and the extent to which it could later be appropriate for some portion of the benefit of these economies of scale to be shared with the Fund’s shareholders. The Trustees also received a memorandum from Independent Trustee Counsel concerning their responsibilities with respect to the approval of Advisory Agreement and the Subadvisory Agreement.

The Board also reviewed information that was provided by Context Advisers II and First Principles concerning the following:

•	the terms of the proposed Advisory and Sub-advisory Agreements, including the fees payable thereunder, and Context Advisers II’s commitment to provide expense caps and fee waivers for the Fund.
•	the nature, extent and quality of the services to be provided by Context Advisers II and First Principles, including information about First Principles’ strategy applicable to the Fund.
•
the personnel of Context Advisers II and First Principles, including educational background, experience in the investment management industry, and the ability of Context Advisers II and First Principles to retain qualified personnel.

•	the financial condition and stability of Context Advisers II and the assets under management of First Principles.
•	the potential for Context Advisers II and First Principles to derive benefits that are ancillary to serving as an investment adviser and serving as a Subadviser, respectively, to the Fund.

The Board  considered that First Principles believed that although their  revenue from providing subadvisory services to the Fund can be projected at various asset  levels, the exact types and costs of additional resources and expenses cannot be projected at this time. Accordingly, First Principles believed it premature to attempt to quantify profitability from this activity. The Board requested to revisit the compliance programs of First Principles and Context Advisers II at a later date. The Board also requested to receive certain updated information from Context Advisers II as soon as possible.

At the August Meeting, the Trustees reviewed, considered and discussed, among themselves and with Context Advisers II, Trust Counsel, and Independent Trustee Counsel, among other things, the information described above. The Trustees also considered the overall reputations, capabilities, and commitments of Context Advisers II and First Principles to provide high-quality services to the Fund. After discussion and consideration amongst themselves, and with Context Advisers II, Trust Counsel and Independent Trustee Counsel, the Board, including a majority of the Independent Trustees, was satisfied with the nature, extent and quality of the investment advisory services to be provided by Context Advisers II and First Principles to the Fund. Based on the Board’s deliberations and evaluations of the information provided, the Board, including a majority of the Independent Trustees, determined that the proposed fees are fair and reasonable and unanimously approved the Advisory Agreement and Subadvisory Agreements, subject to receipt of certain updated information from Context Advisers II. The Board, including a majority of the Independent Trustees, agreed that no single factor was determinative of their decision to approve the Advisory Agreement and the Subadvisory

24

CONTEXT CAPITAL FUNDS ADDITIONAL INFORMATION (Unaudited) DECEMBER 31, 2014

Agreement. The Board stated that their approval of the Advisory Agreement and the Subadvisory Agreement were contingent on the receipt of certain updated information from Context Advisers II.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (855) 612-2257 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 612-2257 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees (for Context Macro Opportunities Fund only), and (2) ongoing costs, including management fees, distribution (12b-1) fees (for Context Macro Opportunities Fund only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014, through December 31, 2014.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	July 1, 2014	December 31, 2014	Period*	Ratio*
Context Alternative Strategies Fund
Investor Shares
Actual	$1,000.00	$970.34	$9.68	1.95%
Hypothetical (5% return before taxes)	$1,000.00	$1,015.38	$9.91	1.95%

*
Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 to reflect the half-year period.

25

CONTEXT CAPITAL FUNDS ADDITIONAL INFORMATION (Unaudited) DECEMBER 31, 2014

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Context Alternative Strategies Fund designates 32.70% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 39.62% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designates 100.00% as qualified short-term gain exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 612-2257.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
John N. Culbertson, Jr. Born: 1964	Trustee	Since 2014	Managing Director and Chief Investment Officer, Context Capital Partners since 2011; Partner, Veritas Ventures, LLP since 2000; Chief Investment Officer, 2008-2011.	2	None
Stephen J. Kneeley Born: 1963	Chairman of the Board; Trustee	Since 2014	Chief Executive Officer, Context Asset Management, L.P., since 2014; Chief Executive Officer, Spider Management Co., 2012-2013; Chief Executive Officer, Ardmore Investment Partners, 2009-2012; Senior Partner, Logan Circle Investment Partners, 2008-2009.	2	Trustee, Copeland Trust (2 portfolios)
Independent Trustees
Christopher J. LaCroix Born: 1957	Trustee; Chairman, Nominating Committee	Since 2014	Retired since 2009; Partner and Managing Director, LSV Asset Management, 1996-2008.	2	Trustee, Stride Capital.
Paul D. Schaeffer Born: 1951	Trustee	Since 2014	President, Aspirin Solutions since 2013; Managing Director, Forward Management, 2008-2013.	2	None
Stephen M. Wynne Born: 1955	Trustee; Chairman, Audit Committee	Since 2014	Retired since 2010; Chief Executive Officer, BNY Mellon, U.S. Funds Services, 2010; Chief Executive Officer, PNC Global Investment Servicing (formerly PFPC), 2008-2010.	2	Trustee, FundVantage Trust (29 portfolios); Trustee, Copeland Trust (2 portfolios).
Officers
Stephen J. Kneeley Born: 1963	President; Principal Executive Officer	Since 2014
Chief Executive Officer, Context Asset Management, L.P., since 2014; Chief Executive Officer, Spider Management Co., 2012-2013; Chief Executive Officer, Ardmore Investment Partners, 2009-2012; Senior Partner, Logan Circle Investment Partners, 2008-2009.
				N/A	N/A
Michael J. McKeen Born: 1971	Treasurer, Principal Financial Officer	Since 2014	Senior Vice President, Atlantic since 2008.	N/A	N/A
Vicki S. Horwitz Born: 1985	Vice President and Secretary	Since 2014	Associate Counsel, Atlantic since 2014; Senior Associate, State Street Corp. 2011-2014.	N/A	N/A

26

Context Alternative Strategies Fund
Context Macro Opportunities Fund

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 612-2257 (toll free)

INVESTMENT ADVISERS
Context Capital Advisers, LLC
401 City Avenue, Suite 815
Bala Cynwyd, PA 19004

Context Advisers II, L.P.
401 City Avenue, Suite 800
Bala Cynwyd, PA 19004

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

256-ANR-1214

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Context Capital Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(b)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(c)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(d)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has delegated Mr. Stephen M. Wynne as an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Wynne is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0  in 2013 and $44,000 in 2014.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2013 and $0 in 2014.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $0 in 2013 and $7,500 in 2014. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2013 and $0 in 2014. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      CONTEXT CAPITAL FUNDS

By	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen J. Kneeley
Stephen J. Kneeley, Principal Executive Officer

Date	February 27, 2015

By	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date	February 27, 2015